DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO  TWO WORLD TRADE
                                                           CENTER, NEW YORK, NEW
                                                           YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995

DEAR SHAREHOLDER:

The six-month period ended December 31, 1995 was favorable to equity investors. Robust corporate earnings, benign inflation and a steadily advancing bond market combined to propel stocks higher and higher in 1995, as evidenced by the Dow Jones Industrial Average's (DJIA) vault over 4000 and then 5000. The S&P 500 and NASDAQ Indexes also were strong during the period. Despite a brief 100-point detour in mid-December (brought about by anxiety over budget wrangling in Washington, an economy perceived to be weakening and the belief that the Federal Reserve Board would not cut interest rates, which it subsequently did), equities continued to chug along through year end.

PERFORMANCE

Against this backdrop, Dean Witter Value-Added Market Series -- Equity Portfolio produced a total return of 9.89 percent for the six-month period ended December 31, 1995, compared to a return of 14.46 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Although the Fund registered strong returns for the last six months, it lagged the capitalization-weighted S&P 500 Index. The Fund invests in substantially all of the stocks included in the S&P 500 Index. Unlike the Index, however, the Fund equally weights all stock positions, thereby emphasizing the stocks of smaller- to medium-capitalized companies. Large-capitalization stocks and the technology sector, which were among the market leaders during this period, are areas where the Fund is under-represented.

LOOKING AHEAD

Looking forward, the expected continued easing of rates by the Federal Reserve should help improve the economy and thus sustain corporate earnings growth. Profit margins are expected to increase as well with companies restructuring to reduce labor costs and increase productivity at the same time. Also, if the Federal Reserve continues to lower rates,

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

the reduced cost of financing will be beneficial to smaller firms. Such a scenario bodes well for the equity markets in general and the Fund in particular.

We appreciate your support of Dean Witter Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMON STOCKS (97.4%)
             AEROSPACE & DEFENSE (1.6%)
    21,200   Boeing Company......................  $     1,661,550
    28,000   General Dynamics Corp...............        1,655,500
    21,000   Lockheed Martin Corp................        1,659,000
    17,000   McDonnell Douglas Corp..............        1,564,000
    24,500   Northrop Grumman Corp...............        1,568,000
    32,600   Raytheon Co.........................        1,540,350
    31,700   Rockwell International Corp.........        1,676,137
    16,000   United Technologies Corp............        1,518,000
                                                   ---------------
                                                        12,842,537
                                                   ---------------
             AIRLINES (0.8%)
    20,500   AMR Corp.*..........................        1,522,125
    20,500   Delta Air Lines, Inc................        1,514,438
    65,000   Southwest Airlines Co...............        1,511,250
   125,000   USAir Group, Inc.*..................        1,656,250
                                                   ---------------
                                                         6,204,063
                                                   ---------------
             ALUMINUM (0.6%)
    48,500   Alcan Aluminum Ltd. (Canada)........        1,509,563
    30,500   Aluminum Co. of America.............        1,612,687
    27,400   Reynolds Metals Co..................        1,551,525
                                                   ---------------
                                                         4,673,775
                                                   ---------------
             AUTO PARTS - AFTER MARKET (0.8%)
    64,000   Cooper Tire & Rubber Co.............        1,576,000
    41,500   Echlin, Inc.........................        1,514,750
    37,500   Genuine Parts Co....................        1,537,500
    37,000   Goodyear Tire & Rubber Co...........        1,678,875
                                                   ---------------
                                                         6,307,125
                                                   ---------------
             AUTOMOBILES (0.6%)
    29,500   Chrysler Corp.......................        1,633,563
    52,500   Ford Motor Co.......................        1,522,500
    30,000   General Motors Corp.................        1,586,250
                                                   ---------------
                                                         4,742,313
                                                   ---------------
             BANKS - MONEY CENTER (1.3%)
    23,500   BankAmerica Corp....................        1,521,625
    23,500   Bankers Trust New York Corp.........        1,562,750
    24,500   Chase Manhattan Corp................        1,485,312
    24,500   Chemical Banking Corp...............        1,439,375
    22,000   Citicorp............................        1,479,500
    42,000   First Chicago NBD Corp..............        1,659,000
    19,000   Morgan (J.P.) & Co., Inc............        1,524,750
                                                   ---------------
                                                        10,672,312
                                                   ---------------
             BANKS - REGIONAL (4.4%)
    41,000   Banc One Corp.......................        1,547,750
    32,000   Bank of Boston Corp.................        1,480,000

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    33,000   Bank of New York Co., Inc...........  $     1,608,750
    25,000   Barnett Banks, Inc..................        1,475,000
    38,500   Boatmen's Bancshares, Inc...........        1,573,687
    39,000   Comerica, Inc.......................        1,564,875
    41,500   Corestates Financial Corp...........        1,571,813
    31,000   First Bank System, Inc..............        1,538,375
    22,000   First Fidelity Bancorp, Inc.........        1,658,250
    12,000   First Interstate Bancorp............        1,638,000
    26,500   First Union Corp....................        1,474,062
    40,000   Fleet Financial Group, Inc..........        1,630,000
    44,000   KeyCorp.............................        1,595,000
    30,000   Mellon Bank Corp....................        1,612,500
    45,000   National City Corp..................        1,490,625
    22,000   NationsBank Corp....................        1,531,750
    46,000   Norwest Corp........................        1,518,000
    53,000   PNC Bank Corp.......................        1,709,250
    24,000   Republic New York Corp..............        1,491,000
    22,500   SunTrust Banks, Inc.................        1,541,250
    49,500   U.S. Bancorp........................        1,658,250
    32,500   Wachovia Corp.......................        1,486,875
     7,500   Wells Fargo & Co....................        1,620,000
                                                   ---------------
                                                        36,015,062
                                                   ---------------
             BEVERAGES - ALCOHOLIC (0.7%)
    22,000   Anheuser-Busch Companies, Inc.......        1,471,250
    41,000   Brown-Forman Corp. (Class B)........        1,496,500
    73,000   Coors (Adolph) Co...................        1,615,125
    42,000   Seagram Co. Ltd. (Canada)...........        1,454,250
                                                   ---------------
                                                         6,037,125
                                                   ---------------
             BEVERAGES - SOFT DRINKS (0.4%)
    19,800   Coca Cola Co........................        1,470,150
    27,500   PepsiCo Inc.........................        1,536,563
                                                   ---------------
                                                         3,006,713
                                                   ---------------
             BROADCAST MEDIA (0.7%)
    12,000   Capital Cities/ABC, Inc.............        1,480,500
    81,000   Comcast Corp. (Class A).............        1,468,125
    84,000   Tele-Communications, Inc.*..........        1,669,500
    77,000   U.S. West Media Group...............        1,463,000
                                                   ---------------
                                                         6,081,125
                                                   ---------------
             BUILDING MATERIALS (0.6%)
    48,500   Masco Corp..........................        1,521,687
    34,500   Owens-Corning Fiberglas Corp.*......        1,548,188
    40,000   Sherwin-Williams Co.................        1,630,000
                                                   ---------------
                                                         4,699,875
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             CHEMICALS (1.9%)
    28,500   Air Products & Chemicals, Inc.......  $     1,503,375
    21,500   Dow Chemical Co.....................        1,513,063
    23,500   Du Pont (E.I.) de Nemours & Co......        1,642,062
    24,000   Eastman Chemical Company............        1,503,000
    24,000   Goodrich (B.F.) Co..................        1,635,000
    26,000   Hercules, Inc.......................        1,465,750
    13,500   Monsanto Co.........................        1,653,750
    48,500   Praxair, Inc........................        1,630,812
    23,000   Rohm & Haas Co......................        1,480,625
    40,000   Union Carbide Corp..................        1,500,000
                                                   ---------------
                                                        15,527,437
                                                   ---------------
             CHEMICALS - DIVERSIFIED (0.8%)
    32,500   Avery Dennison Corp.................        1,629,063
    70,000   Engelhard Corp......................        1,522,500
    23,000   FMC Corp.*..........................        1,555,375
    34,500   PPG Industries, Inc.................        1,578,375
                                                   ---------------
                                                         6,285,313
                                                   ---------------
             CHEMICALS - SPECIALTY (1.0%)
    25,500   Grace (W.R.) & Co...................        1,507,687
    22,000   Great Lakes Chemical Corp...........        1,584,000
    43,500   Morton International, Inc...........        1,560,563
    52,000   Nalco Chemical Co...................        1,566,500
    32,500   Sigma-Aldrich Corp..................        1,608,750
                                                   ---------------
                                                         7,827,500
                                                   ---------------
             COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (1.4%)
    39,000   Andrew Corp.*.......................        1,491,750
    21,000   Cabletron Systems, Inc.*............        1,701,000
    22,000   Cisco Systems, Inc.*................        1,641,750
    45,000   DSC Communications Corp.*...........        1,659,374
    38,500   Northern Telecom Ltd. (Canada)......        1,655,500
   103,500   Scientific-Atlanta, Inc.............        1,552,500
    40,000   Tellabs, Inc.*......................        1,480,000
                                                   ---------------
                                                        11,181,874
                                                   ---------------
             COMPUTER SOFTWARE & SERVICES (1.9%)
    43,000   Autodesk, Inc.......................        1,462,000
    22,000   Automatic Data Processing, Inc......        1,633,500
    36,000   Ceridian Corp.*.....................        1,485,000
    29,000   Computer Associates International,
             Inc.................................        1,649,374
    22,000   Computer Sciences Corp.*............        1,545,500
    22,000   First Data Corp.....................        1,471,250
    17,000   Microsoft Corp.*....................        1,491,750

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
   100,000   Novell, Inc.*.......................  $     1,412,500
    37,000   Oracle Systems Corp.*...............        1,563,250
    31,500   Shared Medical Systems Corp.........        1,701,000
                                                   ---------------
                                                        15,415,124
                                                   ---------------
             COMPUTERS - SYSTEMS (2.5%)
   177,000   Amdahl Corp.*.......................        1,504,500
    46,000   Apple Computer, Inc.................        1,460,500
    31,500   COMPAQ Computer Corp.*..............        1,512,000
    69,000   Cray Research, Inc.*................        1,707,750
   119,000   Data General Corp.*.................        1,636,250
    27,000   Digital Equipment Corp.*............        1,731,375
    18,000   Hewlett-Packard Co..................        1,507,500
   105,000   Intergraph Corp.*...................        1,653,750
    17,000   International Business Machines
             Corp................................        1,559,750
    54,000   Silicon Graphics, Inc.*.............        1,485,000
    36,500   Sun Microsystems, Inc.*.............        1,665,312
   138,000   Tandem Computers Inc.*..............        1,466,250
   260,000   Unisys Corp.*.......................        1,462,500
                                                   ---------------
                                                        20,352,437
                                                   ---------------
             CONGLOMERATES (0.6%)
    62,000   Teledyne, Inc.......................        1,588,750
    34,000   Tenneco Inc.........................        1,687,250
    20,800   Textron Inc.........................        1,404,000
                                                   ---------------
                                                         4,680,000
                                                   ---------------
             CONTAINERS - METAL & GLASS (0.4%)
    53,000   Ball Corp...........................        1,457,500
    40,000   Crown Cork & Seal Co., Inc.*........        1,670,000
                                                   ---------------
                                                         3,127,500
                                                   ---------------
             CONTAINERS - PAPER (0.6%)
    58,000   Bemis Company, Inc..................        1,486,250
   112,000   Stone Container Corp................        1,610,000
    34,500   Temple-Inland Inc...................        1,522,313
                                                   ---------------
                                                         4,618,563
                                                   ---------------
             COSMETICS (0.7%)
    44,500   Alberto-Culver Co...................        1,529,687
    20,000   Avon Products, Inc..................        1,507,500
    30,500   Gillette Co.........................        1,589,813
    30,500   International Flavors & Fragrances
             Inc.................................        1,464,000
                                                   ---------------
                                                         6,091,000
                                                   ---------------
             DISTRIBUTORS - CONSUMER PRODUCTS (0.6%)
    76,000   Fleming Cos., Inc...................        1,567,500
    48,000   Super Valu Stores, Inc..............        1,512,000
    52,600   Sysco Corp..........................        1,709,500
                                                   ---------------
                                                         4,789,000
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             ELECTRICAL EQUIPMENT (1.7%)
    39,000   AMP, Inc............................  $     1,496,625
    18,500   Emerson Electric Co.................        1,512,375
    21,500   General Electric Co.................        1,548,000
    49,000   General Signal Corp.................        1,586,375
    23,500   Grainger (W.W.), Inc................        1,556,875
    35,000   Honeywell, Inc......................        1,701,875
    29,500   Raychem Corp........................        1,677,812
    21,000   Thomas & Betts Corp.................        1,548,750
    90,500   Westinghouse Electric Corp..........        1,493,250
                                                   ---------------
                                                        14,121,937
                                                   ---------------
             ELECTRONICS - DEFENSE (0.4%)
    70,500   EG & G, Inc.........................        1,709,625
    48,500   Loral Corp..........................        1,715,688
                                                   ---------------
                                                         3,425,313
                                                   ---------------
             ELECTRONICS - INSTRUMENTATION (0.4%)
    43,000   Perkin-Elmer Corp...................        1,623,250
    30,500   Tektronix, Inc......................        1,498,313
                                                   ---------------
                                                         3,121,563
                                                   ---------------
             ELECTRONICS - SEMICONDUCTORS (1.5%)
    88,000   Advanced Micro Devices, Inc.*.......        1,452,000
    37,000   Applied Materials, Inc.*............        1,452,250
    26,500   Intel Corp..........................        1,503,875
    44,000   LSI Logic Corp......................        1,441,000
    37,500   Micron Technology, Inc..............        1,485,937
    26,000   Motorola, Inc.......................        1,482,000
    69,000   National Semiconductor Corp.*.......        1,535,250
    28,000   Texas Instruments Inc...............        1,449,000
                                                   ---------------
                                                        11,801,312
                                                   ---------------
             ENGINEERING & CONSTRUCTION (0.6%)
    24,500   Fluor Corp..........................        1,617,000
    39,500   Foster Wheeler Corp.................        1,678,750
   157,000   Morrison Knudsen Co., Inc...........          667,250
    58,300   Zurn Industries, Inc................        1,246,163
                                                   ---------------
                                                         5,209,163
                                                   ---------------
             ENTERTAINMENT (0.8%)
    43,000   King World Productions Inc.*........        1,671,625
    39,000   Time Warner, Inc....................        1,477,125
    31,000   Viacom, Inc.*.......................        1,468,625
    26,000   Walt Disney Co......................        1,534,000
                                                   ---------------
                                                         6,151,375
                                                   ---------------
             FINANCIAL - MISCELLANEOUS (1.2%)
    35,500   American Express Co.................        1,468,813
    46,000   American General Corp...............        1,604,250
    20,000   Federal Home Loan Mortgage Corp.....        1,670,000

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    13,500   Federal National Mortgage
             Association.........................  $     1,675,687
    40,500   MBNA Corp...........................        1,493,437
    20,300   Transamerica Corp...................        1,479,363
                                                   ---------------
                                                         9,391,550
                                                   ---------------
             FOODS (2.5%)
    85,500   Archer-Daniels-Midland Co...........        1,539,000
    21,000   C P C International Inc.............        1,441,125
    27,000   Campbell Soup Co....................        1,620,000
    37,000   ConAgra, Inc........................        1,526,250
    27,000   General Mills, Inc..................        1,559,250
    46,500   Heinz (H.J.) Co.....................        1,540,312
    24,000   Hershey Foods Corp..................        1,560,000
    21,000   Kellogg Co..........................        1,622,250
    43,000   Quaker Oats Company (The)...........        1,483,500
    24,000   Ralston-Ralston Purina Group........        1,497,000
    50,000   Sara Lee Corp.......................        1,593,750
    10,500   Unilever NV (ADR) (Netherlands).....        1,477,875
    32,000   Wrigley (Wm.) Jr. Co. (Class A).....        1,680,000
                                                   ---------------
                                                        20,140,312
                                                   ---------------
             GOLD MINING (1.1%)
    58,500   Barrick Gold Corp. (Canada).........        1,542,937
   147,000   Echo Bay Mines Ltd. (Canada)........        1,525,125
    99,000   Homestake Mining Co.................        1,546,875
    36,000   Newmont Mining Corp.................        1,629,000
    63,000   Placer Dome Inc.....................        1,519,875
   120,000   Santa Fe Pacific Gold Corp..........        1,455,000
                                                   ---------------
                                                         9,218,812
                                                   ---------------
             HARDWARE & TOOLS (0.6%)
    43,000   Black & Decker Corp.................        1,515,750
    34,500   Snap-On, Inc........................        1,561,125
    33,000   Stanley Works.......................        1,699,500
                                                   ---------------
                                                         4,776,375
                                                   ---------------
             HEALTHCARE - DIVERSIFIED (1.4%)
    36,500   Abbott Laboratories.................        1,523,875
    52,000   Allergan, Inc.......................        1,690,000
    17,000   American Home Products Corp.........        1,649,000
    19,500   Bristol-Myers Squibb Co.............        1,674,562
    19,000   Johnson & Johnson...................        1,626,875
    44,000   Mallinckrodt Group, Inc.............        1,600,500
    16,500   Warner-Lambert Co...................        1,602,562
                                                   ---------------
                                                        11,367,374
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             HEALTHCARE - DRUGS (1.0%)
    30,000   Lilly (Eli) & Co....................  $     1,687,500
    25,600   Merck & Co., Inc....................        1,683,200
    26,400   Pfizer, Inc.........................        1,663,200
    42,000   Pharmacia & Upjohn, Inc.............        1,627,500
    30,000   Schering-Plough Corp................        1,642,500
                                                   ---------------
                                                         8,303,900
                                                   ---------------
             HEALTHCARE - MISCELLANEOUS (0.8%)
    68,000   Alza Corp.*.........................        1,683,000
    28,500   Amgen Inc.*.........................        1,688,625
   148,000   Beverly Enterprises, Inc.*..........        1,572,500
    43,000   Manor Care, Inc.....................        1,505,000
                                                   ---------------
                                                         6,449,125
                                                   ---------------
             HEALTHCARE HMOS (0.6%)
    54,500   Humana, Inc.*.......................        1,491,938
    36,500   U.S. Healthcare, Inc................        1,692,687
    25,700   United Healthcare Corp..............        1,683,350
                                                   ---------------
                                                         4,867,975
                                                   ---------------
             HEAVY DUTY TRUCKS & PARTS (1.1%)
    41,500   Cummins Engine Co., Inc.............        1,535,500
    52,000   Dana Corp...........................        1,521,000
    27,700   Eaton Corp..........................        1,485,413
    63,500   ITT Industries, Inc.................        1,524,000
   138,000   Navistar International Corp.*.......        1,449,000
    34,000   PACCAR, Inc.........................        1,428,000
                                                   ---------------
                                                         8,942,913
                                                   ---------------
             HOME BUILDING (0.6%)
    47,500   Centex Corp.........................        1,650,625
   111,500   Kaufman & Broad Home Corp...........        1,658,563
    49,000   Pulte Corp..........................        1,647,625
                                                   ---------------
                                                         4,956,813
                                                   ---------------
             HOSPITAL MANAGEMENT (0.6%)
    28,500   Columbia/HCA Healthcare Corp........        1,446,375
   132,000   Community Psychiatric Centers*......        1,617,000
    82,500   Tenet Healthcare Corp.*.............        1,711,875
                                                   ---------------
                                                         4,775,250
                                                   ---------------
             HOTELS/MOTELS (0.8%)
    64,000   Harrah's Entertainment, Inc.*.......        1,552,000
    25,500   Hilton Hotels Corp..................        1,568,250
    30,000   ITT Corporation (New)...............        1,590,000
    40,000   Marriot International Inc...........        1,530,000
                                                   ---------------
                                                         6,240,250
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (0.7%)
    25,000   Armstrong World Industries Inc......  $     1,550,000
    40,000   Bassett Furniture Industries,
             Inc.................................          910,000
    80,000   Maytag Corp.........................        1,620,000
    28,500   Whirlpool Corp......................        1,517,625
    62,800   Zenith Electronics Corp.*...........          431,750
                                                   ---------------
                                                         6,029,375
                                                   ---------------
             HOUSEHOLD PRODUCTS (0.8%)
    21,500   Clorox Co...........................        1,539,938
    21,000   Colgate-Palmolive Co................        1,475,250
    20,500   Kimberly-Clark Corp.................        1,696,375
    18,000   Procter & Gamble Co.................        1,494,000
                                                   ---------------
                                                         6,205,563
                                                   ---------------
             HOUSEWARES (0.6%)
    60,000   Newell Co...........................        1,552,500
    29,000   Premark International, Inc..........        1,468,125
    61,000   Rubbermaid, Inc.....................        1,555,500
                                                   ---------------
                                                         4,576,125
                                                   ---------------
             INSURANCE BROKERS (0.4%)
    76,500   Alexander & Alexander Services,
             Inc.................................        1,453,500
    17,500   Marsh & McLennan Cos., Inc..........        1,553,125
                                                   ---------------
                                                         3,006,625
                                                   ---------------
             INVESTMENT BANKING/BROKERAGE (1.0%)
    30,500   Dean Witter, Discover & Co. (Note
             4)..................................        1,433,500
    30,500   Merrill Lynch & Co., Inc............        1,555,500
    19,000   Morgan Stanley Group, Inc...........        1,531,875
    43,000   Salomon, Inc........................        1,526,500
    26,000   Travelers Group, Inc................        1,634,750
                                                   ---------------
                                                         7,682,125
                                                   ---------------
             LEISURE TIME (0.8%)
   120,000   Bally Entertainment Corp.*..........        1,680,000
    74,000   Brunswick Corp......................        1,776,000
   250,000   Handleman Co........................        1,437,500
    73,000   Outboard Marine Corp................        1,487,375
                                                   ---------------
                                                         6,380,875
                                                   ---------------
             LIFE INSURANCE (1.2%)
    34,500   Jefferson-Pilot Corp................        1,604,250
    31,000   Lincoln National Corp...............        1,666,250
    37,000   Providian Corp......................        1,507,750
    34,500   Torchmark Corp......................        1,561,125
    28,300   UNUM Corp...........................        1,556,500
    54,500   USLIFE Corp.........................        1,628,187
                                                   ---------------
                                                         9,524,062
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             MACHINE TOOLS (0.4%)
    61,000   Cincinnati Milacron, Inc............  $     1,601,250
    98,000   Giddings & Lewis, Inc...............        1,592,500
                                                   ---------------
                                                         3,193,750
                                                   ---------------
             MACHINERY - DIVERSIFIED (1.7%)
    35,500   Briggs & Stratton Corp..............        1,539,812
    25,500   Caterpillar, Inc....................        1,498,125
    44,000   Cooper Industries, Inc..............        1,617,000
    47,500   Deere & Co..........................        1,674,375
    47,500   Harnischfeger Industries, Inc.......        1,579,375
    43,000   Ingersoll-Rand Co...................        1,510,375
    27,000   NACCO Industries, Inc. (Class A)....        1,498,500
    40,000   Timken Co...........................        1,530,000
    40,000   Varity Corp.*.......................        1,485,000
                                                   ---------------
                                                        13,932,562
                                                   ---------------
             MANUFACTURED HOUSING (0.2%)
    65,000   Fleetwood Enterprises, Inc..........        1,673,750
                                                   ---------------
             MANUFACTURING - DIVERSIFIED (2.0%)
    31,500   AlliedSignal, Inc...................        1,496,250
    45,000   Crane Co............................        1,659,375
    43,000   Dover Corp..........................        1,585,625
    26,000   Illinois Tool Works Inc.............        1,534,000
    22,000   Johnson Controls, Inc...............        1,512,500
    41,000   Millipore Corp......................        1,686,125
    63,500   Pall Corp...........................        1,706,562
    43,000   Parker-Hannifin Corp................        1,472,750
    51,500   Trinova Corp........................        1,474,188
    46,000   Tyco International Ltd..............        1,638,750
                                                   ---------------
                                                        15,766,125
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (1.8%)
    53,500   Bard (C.R.), Inc....................        1,725,374
    42,000   Bausch & Lomb, Inc..................        1,664,250
    40,000   Baxter International, Inc...........        1,675,000
    22,500   Becton, Dickinson & Co..............        1,687,500
    88,000   Biomet, Inc.*.......................        1,562,000
    35,500   Boston Scientific Corp.*............        1,739,500
    28,500   Medtronic Inc.......................        1,592,438
    39,500   St. Jude Medical, Inc.*.............        1,688,625
    68,500   United States Surgical Corp.........        1,464,187
                                                   ---------------
                                                        14,798,874
                                                   ---------------
             METALS - MISCELLANEOUS (1.0%)
    49,000   ASARCO, Inc.........................        1,568,000
    60,000   Cyprus Amax Minerals Co.............        1,567,500
    60,500   Freeport-McMoran Copper & Gold,
             Inc.................................        1,701,563
    47,000   Inco Ltd. (Canada)..................        1,562,750
    24,500   Phelps Dodge Corp...................        1,525,125
                                                   ---------------
                                                         7,924,938
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             MISCELLANEOUS (2.2%)
    54,500   Airtouch Communications, Inc.*......  $     1,539,625
    55,000   American Greetings Corp.............        1,519,375
    55,000   Corning, Inc........................        1,760,000
    56,000   Dial Corp...........................        1,659,000
    38,500   Harcourt General, Inc...............        1,612,187
    26,500   Harris Corp.........................        1,447,563
    59,000   Jostens, Inc........................        1,430,750
    26,000   Minnesota Mining & Manufacturing
             Co..................................        1,722,500
    29,000   Pioneer Hi-Bred International,
             Inc.................................        1,613,124
    20,500   TRW, Inc............................        1,588,750
    67,000   Whitman Corp........................        1,557,750
                                                   ---------------
                                                        17,450,624
                                                   ---------------
             MULTI-LINE INSURANCE (0.7%)
    21,000   Aetna Life & Casualty Co............        1,454,250
    16,050   American International Group,
             Inc.................................        1,484,625
    15,000   Cigna Corp..........................        1,548,750
    30,500   ITT Hartford Group, Inc.*...........        1,475,438
                                                   ---------------
                                                         5,963,063
                                                   ---------------
             OFFICE EQUIPMENT & SUPPLIES (0.7%)
    33,000   Alco Standard Corp..................        1,505,625
    81,000   Moore Corp. Ltd. (Canada)...........        1,508,625
    33,500   Pitney Bowes, Inc...................        1,574,500
    10,700   Xerox Corp..........................        1,465,900
                                                   ---------------
                                                         6,054,650
                                                   ---------------
             OIL & GAS DRILLING (0.4%)
    55,500   Helmerich & Payne, Inc..............        1,651,125
   173,000   Rowan Cos., Inc.*...................        1,708,375
                                                   ---------------
                                                         3,359,500
                                                   ---------------
             OIL - DOMESTIC INTEGRATED (2.1%)
    30,000   Amerada Hess Corp...................        1,590,000
    46,000   Ashland Oil, Inc....................        1,615,750
    14,000   Atlantic Richfield Co...............        1,550,500
    23,000   Kerr-McGee Corp.....................        1,460,500
    39,500   Louisiana Land & Exploration Co.....        1,693,563
    72,500   Occidental Petroleum Corp...........        1,549,687
    38,500   Pennzoil Co.........................        1,626,625
    44,000   Phillips Petroleum Co...............        1,501,500
    57,800   Sun Co., Inc........................        1,582,275
    52,000   Unocal Corp.........................        1,514,500
    81,000   USX-Marathon Group..................        1,579,500
                                                   ---------------
                                                        17,264,400
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             OIL - EXPLORATION & PRODUCTION (0.5%)
    39,000   Burlington Resources, Inc...........  $     1,530,750
   111,500   Oryx Energy Co.*....................        1,491,313
   155,000   Santa Fe Energy Resources, Inc.*....        1,491,875
                                                   ---------------
                                                         4,513,938
                                                   ---------------
             OIL - INTERNATIONAL INTEGRATED (1.2%)
    22,500   Amoco Corp..........................        1,617,187
    29,000   Chevron Corp........................        1,522,500
    19,500   Exxon Corp..........................        1,562,438
    14,000   Mobil Corp..........................        1,568,000
    11,600   Royal Dutch Petroleum Co.
             (Netherland)........................        1,637,050
    21,000   Texaco, Inc.........................        1,648,500
                                                   ---------------
                                                         9,555,675
                                                   ---------------
             OIL WELL EQUIPMENT & SERVICE (1.2%)
    67,500   Baker Hughes Inc....................        1,645,313
    68,000   Dresser Industries, Inc.............        1,657,500
    33,000   Halliburton Co......................        1,670,625
    76,500   McDermott International, Inc........        1,683,000
    24,000   Schlumberger Ltd. (Netherlands
             Antilles)...........................        1,662,000
    32,000   Western Atlas Inc.*.................        1,616,000
                                                   ---------------
                                                         9,934,438
                                                   ---------------
             PAPER & FOREST PRODUCTS (2.5%)
    44,500   Boise Cascade Corp..................        1,540,812
    37,500   Champion International Corp.........        1,575,000
    32,500   Federal Paper Board Co., Inc........        1,685,938
    22,000   Georgia-Pacific Corp................        1,509,750
    43,000   International Paper Co..............        1,628,625
    63,000   James River Corp. of Virginia.......        1,519,875
    61,000   Louisiana-Pacific Corp..............        1,479,250
    28,500   Mead Corp...........................        1,489,125
    38,000   Potlatch Corp.......................        1,520,000
    31,500   Union Camp Corp.....................        1,500,187
    60,000   Westvaco Corp.......................        1,665,000
    37,500   Weyerhaeuser Co.....................        1,621,875
    27,000   Willamette Industries, Inc..........        1,512,000
                                                   ---------------
                                                        20,247,437
                                                   ---------------
             PERSONAL LOANS (0.4%)
    32,500   Beneficial Corp.....................        1,515,313
    26,500   Household International, Inc........        1,566,812
                                                   ---------------
                                                         3,082,125
                                                   ---------------
             PHOTOGRAPHY/IMAGING (0.4%)
    23,000   Eastman Kodak Co....................        1,541,000
    34,500   Polaroid Corp.......................        1,634,438
                                                   ---------------
                                                         3,175,438
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             POLLUTION CONTROL (0.6%)
    53,000   Browning-Ferris Industries, Inc.....  $     1,563,500
   160,000   Laidlaw Inc.........................        1,640,000
    52,000   WMX Technologies, Inc...............        1,553,500
                                                   ---------------
                                                         4,757,000
                                                   ---------------
             PROPERTY - CASUALTY INSURANCE (1.3%)
    38,000   Allstate Corp. (The)................        1,562,750
    17,000   Chubb Corp..........................        1,644,750
    10,000   General Re Corp.....................        1,550,000
    19,400   Loews Corp..........................        1,520,475
    43,000   SAFECO Corp.........................        1,483,500
    28,000   St. Paul Companies, Inc.............        1,557,500
    86,000   USF&G Corp..........................        1,451,250
                                                   ---------------
                                                        10,770,225
                                                   ---------------
             PUBLISHING (0.6%)
    23,500   Dun & Bradstreet Corp...............        1,521,625
    17,500   McGraw-Hill, Inc....................        1,524,688
    40,000   Meredith Corp.......................        1,675,000
                                                   ---------------
                                                         4,721,313
                                                   ---------------
             PUBLISHING - NEWSPAPER (1.2%)
    38,000   Dow Jones & Co., Inc................        1,515,250
    25,300   Gannett Co., Inc....................        1,552,788
    23,500   Knight-Ridder Newspapers, Inc.......        1,468,750
    54,000   New York Times Co. (Class A)........        1,599,750
    49,000   Times Mirror Co.....................        1,659,875
    26,000   Tribune Co..........................        1,589,250
                                                   ---------------
                                                         9,385,663
                                                   ---------------
             RAILROADS (1.0%)
    21,000   Burlington Northern Santa Fe
             Corp................................        1,638,000
    23,000   Conrail, Inc........................        1,610,000
    34,000   CSX Corp............................        1,551,250
    18,500   Norfolk Southern Corp...............        1,468,438
    23,500   Union Pacific Corp..................        1,551,000
                                                   ---------------
                                                         7,818,688
                                                   ---------------
             RESTAURANTS (1.1%)
   132,000   Darden Restaurants, Inc.............        1,567,500
    66,000   Luby's Cafeterias, Inc..............        1,468,500
    36,000   McDonald's Corp.....................        1,624,500
   205,000   Ryan's Family Steak Houses, Inc.*...        1,409,375
   145,000   Shoney's Inc.*......................        1,486,250
    70,000   Wendy's International, Inc..........        1,487,500
                                                   ---------------
                                                         9,043,625
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             RETAIL - DEPARTMENT STORES (1.1%)
    52,000   Dillard Department Stores, Inc.
             (Class A)...........................  $     1,482,000
    55,100   Federated Department Stores, Inc....        1,515,250
    38,000   May Department Stores Co............        1,605,500
    32,000   Mercantile Stores Co., Inc..........        1,480,000
    38,000   Nordstrom, Inc......................        1,529,500
    32,500   Penney (J.C.) Co., Inc..............        1,547,813
                                                   ---------------
                                                         9,160,063
                                                   ---------------
             RETAIL - DRUG STORES (0.6%)
    34,500   Longs Drug Stores Corp..............        1,651,688
    49,000   Rite Aid Corp.......................        1,678,250
    52,500   Walgreen Co.........................        1,568,437
                                                   ---------------
                                                         4,898,375
                                                   ---------------
             RETAIL - FOOD CHAINS (1.2%)
    45,000   Albertson's Inc.....................        1,479,375
    58,500   American Stores Co..................        1,564,875
    47,500   Giant Food, Inc. (Class A)..........        1,496,250
    70,000   Great Atlantic & Pacific Tea Co.,
             Inc.................................        1,610,000
    43,000   Kroger Co.*.........................        1,612,500
    45,200   Winn-Dixie Stores, Inc..............        1,666,750
                                                   ---------------
                                                         9,429,750
                                                   ---------------
             RETAIL - GENERAL MERCHANDISE (0.7%)
    20,500   Dayton-Hudson Corp..................        1,537,500
   223,000   KMart Corp..........................        1,616,750
    38,000   Sears, Roebuck & Co.................        1,482,000
    65,000   Wal-Mart Stores, Inc. (Class A).....        1,454,375
                                                   ---------------
                                                         6,090,625
                                                   ---------------
             RETAIL - SPECIALTY (1.7%)
    56,000   Circuit City Stores, Inc............        1,547,000
    35,000   Home Depot, Inc.....................        1,675,625
    49,500   Lowe's Companies, Inc...............        1,658,250
    48,000   Melville Corp.......................        1,476,000
    59,000   Pep Boys-Manny Moe & Jack...........        1,511,875
   100,000   Price/Costco, Inc.*.................        1,525,000
    38,000   Tandy Corp..........................        1,577,000
    69,000   Toys 'R' Us, Inc.*..................        1,500,750
   111,000   Woolworth Corp......................        1,443,000
                                                   ---------------
                                                        13,914,500
                                                   ---------------
             RETAIL - SPECIALTY APPAREL (0.8%)
   504,000   Charming Shoppes, Inc...............        1,417,500
    39,000   Gap, Inc............................        1,638,000
    92,000   Limited (The), Inc..................        1,598,500
    87,500   TJX Companies, Inc..................        1,651,563
                                                   ---------------
                                                         6,305,563
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             SAVINGS & LOAN COMPANIES (0.6%)
    58,000   Ahmanson (H.F.) & Co................  $     1,537,000
    28,000   Golden West Financial Corp..........        1,547,000
    58,000   Great Western Financial Corp........        1,479,000
                                                   ---------------
                                                         4,563,000
                                                   ---------------
             SHOES (0.8%)
   100,000   Brown Group Inc.....................        1,425,000
    24,000   Nike, Inc...........................        1,671,000
    55,500   Reebok International Ltd. (United
             Kingdom)............................        1,567,875
   204,000   Stride Rite Corp....................        1,530,000
                                                   ---------------
                                                         6,193,875
                                                   ---------------
             SPECIALIZED SERVICES (1.5%)
    36,500   Block (H.&R.), Inc..................        1,478,250
    47,000   C U C International, Inc.*..........        1,603,875
    50,000   Ecolab, Inc.........................        1,500,000
    38,000   Interpublic Group of Companies,
             Inc.................................        1,648,250
    49,000   National Service Industries, Inc....        1,586,375
    69,500   Ogden Corp..........................        1,485,563
   108,400   Safety-Kleen Corp...................        1,693,750
    37,000   Service Corp. International.........        1,628,000
                                                   ---------------
                                                        12,624,063
                                                   ---------------
             SPECIALTY PRINTING (0.6%)
    53,000   Deluxe Corp.........................        1,537,000
    40,500   Donnelley (R.R.) & Sons Co..........        1,594,688
    73,000   Harland (John H.) Co................        1,523,875
                                                   ---------------
                                                         4,655,563
                                                   ---------------
             STEEL (1.2%)
   252,000   Armco, Inc.*........................        1,480,500
   108,000   Bethlehem Steel Corp.*..............        1,512,000
    63,000   Inland Steel Industries, Inc........        1,582,875
    30,500   Nucor Corp..........................        1,742,313
    50,000   USX-U.S. Steel Group................        1,537,500
    75,500   Worthington Industries, Inc.........        1,566,625
                                                   ---------------
                                                         9,421,813
                                                   ---------------
             TELECOMMUNICATIONS - LONG DISTANCE (0.6%)
    24,000   AT&T Corp...........................        1,554,000
    59,000   MCI Communications Corp.............        1,541,375
    38,000   Sprint Corporation..................        1,515,250
                                                   ---------------
                                                         4,610,625
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             TEXTILES (1.0%)
    67,000   Fruit of the Loom, Inc.*............  $     1,633,125
    62,000   Liz Claiborne, Inc..................        1,720,500
    54,000   Russell Corp........................        1,498,500
    35,500   Springs Industries, Inc.............        1,468,813
    30,000   VF Corp.............................        1,582,500
                                                   ---------------
                                                         7,903,438
                                                   ---------------
             TOBACCO (0.6%)
    35,500   American Brands, Inc................        1,584,188
    18,000   Philip Morris Companies, Inc........        1,629,000
    46,000   UST, Inc............................        1,535,250
                                                   ---------------
                                                         4,748,438
                                                   ---------------
             TOYS (0.4%)
    49,000   Hasbro Inc..........................        1,519,000
    52,500   Mattel, Inc.........................        1,614,375
                                                   ---------------
                                                         3,133,375
                                                   ---------------
             TRANSPORTATION - MISCELLANEOUS (0.6%)
    21,500   Federal Express Corp.*..............        1,588,312
    49,100   Pittston Services Group.............        1,540,513
    62,000   Ryder System, Inc...................        1,534,500
                                                   ---------------
                                                         4,663,325
                                                   ---------------
             TRUCKERS (0.6%)
    58,500   Consolidated Freightways, Inc.......        1,550,250
    31,000   Roadway Service, Inc................        1,515,125
   120,000   Yellow Corporation..................        1,485,000
                                                   ---------------
                                                         4,550,375
                                                   ---------------
             UTILITIES - ELECTRIC (5.0%)
    36,300   American Electric Power Co., Inc....        1,470,150
    58,500   Baltimore Gas & Electric Co.........        1,667,250
    46,000   Carolina Power & Light Co...........        1,587,000
    55,000   Central & South West Corp...........        1,533,125
    51,000   CINergy Corp........................        1,561,875
    52,000   Consolidated Edison Co. of New York,
             Inc.................................        1,664,000
    41,900   Detroit Edison Co...................        1,445,550
    36,000   Dominion Resources, Inc.............        1,485,000
    32,000   Duke Power Co.......................        1,516,000
    57,500   Entergy Corp........................        1,681,875
    35,000   FPL Group, Inc......................        1,623,125
    49,500   General Public Utilities Corp.......        1,683,000
    61,000   Houston Industries, Inc.............        1,479,250
   150,800   Niagara Mohawk Power Corp...........        1,451,450
    31,000   Northern States Power Co............        1,522,875

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
    67,000   Ohio Edison Co......................  $     1,574,500
    55,500   Pacific Gas & Electric Co...........        1,574,812
    77,000   PacifiCorp..........................        1,636,250
    49,500   PECO Energy Co......................        1,491,188
    59,000   PP&L Resources, Inc.................        1,475,000
    50,500   Public Service Enterprise Group,
             Inc.................................        1,546,561
    95,000   SCE Corp............................        1,686,250
    59,500   Southern Co.........................        1,465,187
    40,000   Texas Utilities Co..................        1,645,000
    47,500   Unicom Corp.........................        1,555,625
    36,000   Union Electric Co...................        1,503,000
                                                   ---------------
                                                        40,524,898
                                                   ---------------
             UTILITIES - NATURAL GAS (2.7%)
    42,900   Coastal Corp........................        1,598,025
    34,000   Columbia Gas System, Inc.*..........        1,491,750
    37,000   Consolidated Natural Gas Co.........        1,678,875
    45,000   Eastern Enterprises.................        1,586,250
    40,000   Enron Corp..........................        1,525,000
    92,400   ENSERCH Corp........................        1,501,500
    59,500   NICOR, Inc..........................        1,636,250
   187,500   NorAm Energy Corp...................        1,664,062
    66,000   ONEOK, Inc..........................        1,509,750
    53,500   Pacific Enterprises.................        1,511,375
    55,000   Panhandle Eastern Corp..............        1,533,125
    48,500   Peoples Energy Corp.................        1,539,875
    44,000   Sonat, Inc..........................        1,567,500
    37,000   Williams Cos., Inc..................        1,623,375
                                                   ---------------
                                                        21,966,712
                                                   ---------------
             UTILITIES - TELEPHONE (1.8%)
    54,000   Alltel Corp.........................        1,593,000
    27,900   Ameritech Corp......................        1,646,100
    22,500   Bell Atlantic Corp..................        1,504,688
    38,600   BellSouth Corp......................        1,679,100
    35,000   GTE Corp............................        1,540,000
    30,000   NYNEX Corp..........................        1,620,000
    49,500   Pacific Telesis Group...............        1,664,437
    28,000   SBC Communications, Inc.............        1,610,000
    43,000   U.S. West, Inc......................        1,537,250
                                                   ---------------
                                                        14,394,575
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $579,856,573)......      785,984,587
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------

             SHORT-TERM INVESTMENTS (a) (3.3%)
             COMMERCIAL PAPER (1.8%)
             AUTOMOTIVE - FINANCE
 $  15,095   Ford Motor Credit Co. 5.80% due
             01/02/96............................  $    15,092,568
                                                   ---------------

             U.S. GOVERNMENT AGENCY (1.5%)
    12,030   Federal Home Loan Mortgage Corp.
             5.75% due 01/02/96..................       12,028,079
                                                   ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (AMORTIZED COST $27,120,647)........       27,120,647
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$606,977,220) (B)...........      100.7%   813,105,234

OTHER ASSETS IN EXCESS OF
LIABILITIES.................       (0.7)    (5,791,225)
                                  -----   ------------

NET ASSETS..................      100.0%  $807,314,009
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $608,027,329; the aggregate gross unrealized appreciation is $218,662,661 and the aggregate gross unrealized depreciation is $13,584,756, resulting in net unrealized appreciation of $205,077,905.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $606,977,220)............................  $813,105,234
Receivable for:
    Investments sold........................................    12,040,934
    Shares of beneficial interest sold......................     1,999,468
    Dividends...............................................     1,393,503
    Dividends from affiliate (Note 4).......................         4,880
Prepaid expenses and other assets...........................        96,788
                                                              ------------

     TOTAL ASSETS...........................................   828,640,807
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................    17,866,993
    Plan of distribution fee................................       552,189
    Investment management fee...............................       324,996
    Shares of beneficial interest repurchased...............       270,663
    Dividends...............................................       260,990
Payable to bank.............................................     1,820,038
Accrued expenses............................................       230,929
                                                              ------------

     TOTAL LIABILITIES......................................    21,326,798
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   596,758,353
Net unrealized appreciation.................................   206,128,014
Accumulated undistributed net investment income.............       107,839
Accumulated undistributed net realized gain.................     4,319,803
                                                              ------------

     NET ASSETS.............................................  $807,314,009
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  32,347,759 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $24.96
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $19,480 foreign withholding tax)..........  $ 7,981,750
Dividends from affiliate (Note 4)...........................        9,200
Interest....................................................    1,038,401
                                                              -----------

     TOTAL INCOME...........................................    9,029,351
                                                              -----------

EXPENSES
Plan of distribution fee....................................    3,194,602
Investment management fee...................................    1,766,856
Transfer agent fees and expenses............................      341,566
Registration fees...........................................       67,363
S&P license fee.............................................       54,741
Shareholder reports and notices.............................       50,224
Professional fees...........................................       26,224
Custodian fees..............................................       23,091
Trustees' fees and expenses.................................       10,010
Other.......................................................        4,228
                                                              -----------

     TOTAL EXPENSES.........................................    5,538,905
                                                              -----------

     NET INVESTMENT INCOME..................................    3,490,446
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   10,018,777
Net change in unrealized appreciation.......................   54,275,767
                                                              -----------

     NET GAIN...............................................   64,294,544
                                                              -----------

NET INCREASE................................................  $67,784,990
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              DECEMBER 31, 1995     JUNE 30,
                                                                 (UNAUDITED)          1995
----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $  3,490,446      $  5,303,965
Net realized gain...........................................      10,018,777         7,157,102
Net change in unrealized appreciation.......................      54,275,767        92,711,754
                                                              -----------------   ------------

     NET INCREASE...........................................      67,784,990       105,172,821
                                                              -----------------   ------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................      (8,195,588)       (2,290,649)
Net realized gain...........................................      (3,791,857)       (3,801,171)
                                                              -----------------   ------------

     TOTAL..................................................     (11,987,445)       (6,091,820)
                                                              -----------------   ------------
Net increase from transactions in shares of beneficial
  interest..................................................     109,429,435        87,296,348
                                                              -----------------   ------------

     TOTAL INCREASE.........................................     165,226,980       186,377,349

NET ASSETS:
Beginning of period.........................................     642,087,029       455,709,680
                                                              -----------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $107,839 AND $4,812,981, RESPECTIVELY)..................    $807,314,009      $642,087,029
                                                              -----------------   ------------
                                                              -----------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the average daily net assets not exceeding $500 million and 0.45% to the portion of the average daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers who engage in or support

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended December 31, 1995, it received approximately $282,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 1995 aggregated $136,290,117 and $31,944,418, respectively. Included in the aforementioned are purchases of common stock of Dean Witter, Discover & Co., an affiliate of the Investment Manager, of $172,480.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $39,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,232. At December 31, 1995, the Fund had an accrued pension liability of $92,070 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                        DECEMBER 31, 1995               JUNE 30, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    6,424,805   $  155,767,636     8,577,823   $179,873,239
Reinvestment of dividends and distributions......................      435,932       10,776,245       277,119      5,434,300
                                                                   -----------   --------------   -----------   ------------
                                                                     6,860,737      166,543,881     8,854,942    185,307,539
Repurchased......................................................   (2,356,427)     (57,114,446)   (4,704,190)   (98,011,191)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................    4,504,310   $  109,429,435     4,150,752   $ 87,296,348
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

At June 30, 1995, the Fund had a net capital loss carryover of approximately $857,000 which will be available through June 30, 1999 to offset future capital gains to the extent provided by regulations.

At June 30, 1995, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER VALUE-ADDED MARKET SERIES -- EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE
                                       SIX
                                      MONTHS
                                      ENDED
                                     DECEMBER                FOR THE YEAR ENDED JUNE 30
                                     31, 1995   -----------------------------------------------------
                                    (UNAUDITED)   1995       1994       1993       1992       1991
-----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period............... $   23.06   $  19.23   $  19.17   $  16.29   $  14.73   $  14.21
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net investment income..............      0.09       0.19       0.14       0.14       0.17       0.20
Net realized and unrealized gain...      2.19       3.88       0.30       2.86       1.57       0.59
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total from investment operations...      2.28       4.07       0.44       3.00       1.74       0.79
                                    ----------  ---------  ---------  ---------  ---------  ---------

Less dividends and distributions
 from:
   Net investment income...........     (0.26)     (0.09)     (0.09)     (0.12)     (0.18)     (0.21)
   Net realized gain...............     (0.12)     (0.15)     (0.29)     --         --         (0.06)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total dividends and
 distributions.....................     (0.38)     (0.24)     (0.38)     (0.12)     (0.18)     (0.27)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $   24.96   $  23.06   $  19.23   $  19.17   $  16.29   $  14.73
                                    ----------  ---------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+........... $    9.89%(1)    21.41%     2.26%    18.50%     11.83%      5.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.51%(2)     1.64%     1.68%     1.71%      1.80%      1.80%

Net investment income..............      0.95%(2)     1.01%     0.86%     0.86%      1.10%      1.40%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $807,314   $642,087   $455,710   $310,726   $192,832   $139,058

Portfolio turnover rate............         2%(1)       11%       19%        6%         9%        20%

---------------------
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Kenton J. Hinchliffe
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO

[Graphic]


SEMIANNUAL REPORT
DECEMBER 31, 1995